TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other payables [abstract]
Disclosure of trade, other payables and deferred income by nature

	US Dollars
Figures in millions	2025	2024	2023

Financial liabilities
Trade payables (1)	558	566	432
Accruals	193	141	128
Derivative financial liabilities	—	—	15
Other financial liabilities	—	20	—

Non financial liabilities
Employee related payables	165	137	114
Other payables	85	93	83
Total trade and other payables	1,001	957	772
(1)      Current trade and other payables are non-interest bearing and normally settled within 60 days.